BASIC AND DILUTED EARNINGS PER SHARE - WEIGHTED AVERAGE NUMBER OF SHARES (DILUTED) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average number of shares (diluted) [abstract]
Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	120,852,547,200
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	120,852,547,200